NOTE PAYABLES (Details Narrative) - USD ($)						6 Months Ended		13 Months Ended
	Jul. 24, 2025	Sep. 25, 2024	Jan. 25, 2024	Jul. 26, 2023	Dec. 12, 2022	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Feb. 02, 2024
IfrsStatementLineItems [Line Items]
Interest expense						$ 235,000	$ 628,000
Principal amount	$ 2,427,500
Note purchase agreement [member]
IfrsStatementLineItems [Line Items]
Unsecured promissory note		$ 990,000		$ 1,070,000	$ 1,332,500
Proceeds from promissory note		886,000		1,000,000	1,250,000
Original issue discount	$ 157,500	99,000		50,000	62,500
Investor fees		$ 5,000		$ 20,000	$ 20,000
Debt interest percentage	8.00%			8.00%	8.00%
Outstanding balance elected for prepayment				120.00%	120.00%
Redemption amount				$ 200,000	$ 200,000
Outstanding balance of promissory notes				$ 160,000	$ 200,000
Outstanding balance percentage					1.00%
Outstanding balance interest description				the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day. Under the 2023 Note Purchase Agreement, while the note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing.	the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default (as defined in the note), the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.
Amortization for discount							99,000
Partitional notes							$ 990,000
Shares of common stock							9,039
Loss on note conversion							$ 142,055
Legal fee	$ 20,000
Note purchase agreement [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Unsecured promissory note	$ 50,000,000
Note purchase agreement one [member]
IfrsStatementLineItems [Line Items]
Amortization for discount
Interest expense							2,764
Partitional notes							$ 303,202
Shares of common stock							6,395
Loss on note conversion							$ 71,075
Note purchase agreement two [member]
IfrsStatementLineItems [Line Items]
Amortization for discount							7,000
Interest expense							33,409
Partitional notes							$ 740,000
Shares of common stock							20,348
Loss on note conversion							$ 277,449
2024 Note Purchase Agreement [member]
IfrsStatementLineItems [Line Items]
Debt interest percentage			16.00%
Interest expense						28,115	571,032
Loss on note conversion								$ 262,588	$ 30,000
Principal amount			$ 4,630,000
Percentage of cash fee			3.00%
Accountable expenses			$ 30,000
Percentage of gross proceeds			7.50%
Lender exchange partitioned notes						$ 1,138,000	$ 250,000
Pre-reverse split shares						693,857	8,333
Penalties						$ 206,190
Outstanding principal balance						$ 1,495,690
2024 Note Purchase Agreement [member] | Restricted Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued										193,994